Events after the reporting period	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Events after the reporting period
Events after the reporting period

33.Events after the reporting period

On August 25, 2023 the Group authorized the acquisition of unsecured convertible notes of Castcrown Ltd in the amount of 600. The convertible notes bear an interest of 7 per cent p.a. and are due on March 31, 2025. The notes were acquired on August 31, 2023.

33.   Events after the reporting period

Liquidation of Russian subsidiaries of the Company’s associates

Subsequent to December 31, 2022, the management of the Group’s equity-accounted associate, Castcrown Ltd, applied for the liquidation of its Russian subsidiaries (Kaktus LLC and Primeforce LLC) – the companies are liquidated as at the date of these consolidated financial statements.

The Group´s management does not expect significant impact from these liquidations on its consolidated financial statements, as the companies’ revenues were intragroup, and most employees were relocated to the other companies of the group.

A Russian subsidiary of MX Capital Ltd, Rocket Jump LLC, is also in the liquidation process as at the date of the approval of these consolidated financial statements for issue. The Group´s management does not expect a significant impact from this liquidation on its consolidated financial statements, as this company’s revenue was intercompany, and most employees will be relocated to the other companies of the group.